CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Loss	$ (12,032)	$ (7,895)
Adjustments to the profit or loss items:
Depreciation	916	1,315
Amortization of intangible assets	465
Share-based compensation	2,789	447
Net financing income	(66)	(1,619)
Taxes on income	7	3
Adjustments to the profit or loss items	4,111	146
Changes in asset and liability items:
Decrease in trade receivables	13	13
Decrease (increase) in other receivables	390	(656)
Decrease in trade payables	(234)	(261)
Decrease in employees and payroll accruals	(483)	(364)
Decrease in other payables	(229)	(80)
Increase (decrease) in deferred revenues and other advances	172	(193)
Changes in asset and liability items	(371)	(1,541)
Cash received (paid) during the period for:
Interest received	166	55
Interest paid	(118)	(138)
Taxes paid	(7)	(3)
Net cash used in operating activities	(8,251)	(9,376)
Cash flows from investing activities:
Purchase of property, plant and equipment	(415)	(197)
Proceeds from sale of marketable securities	2,097	19,994
Purchase of marketable securities		(1,637)
Proceeds from bank deposits, net	3,000
Net cash provided by investing activities	4,682	18,160
Cash flows from financing activities:
Proceeds from government grants	175	287
Repayment of operating lease liability	(329)	(366)
Repayment of government grants	(11)	(575)
Net cash used in financing activities	(165)	(654)
Exchange rate differences - cash and cash equivalent balances	60	157
Increase (decrease) in cash and cash equivalents	(3,674)	8,287
Cash and cash equivalents, beginning of the period	34,748	5,810
Cash and cash equivalents, end of the period	31,074	14,097
Significant non-cash activities
Acquisition of property, plant and equipment	$ 117	$ 52